Income tax (expense)/credit - Additional information related to tax (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Income tax (expense)/credit
Deferred tax (Note 18)	£ (975)	£ (517)	£ 1,342	£ (419)	£ (1,018)
Total income tax expense recognized in other comprehensive income	£ (975)	£ (517)	£ 1,342	£ (419)